Derivative Instruments (Tables)	21 Months Ended
Sep. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of the derivatives not designated as hedges

The following is a summary of the asset derivatives not designated as hedges and embedded derivatives in our FIA product as of September 30, 2020 and December 31, 2019:

		September 30, 2020			December 31, 2019
	Location in the
Derivatives Not Designated	Consolidated Statement	Notional	Number of	Estimated	Notional	Number of	Estimated
as Hedging Instruments	of Balance Sheets	Amount	Contracts	Fair Value	Amount	Contracts	Fair Value
Equity-indexed options	Derivatives	$166,197,790	177	$7,664,006	$9,698,863	24	$575,294
Equity-indexed embedded derivative	Deposit-type contracts	204,289,800	1,418	6,359,657	10,720,324	108	576,634

Summary of embedded derivatives related to the funds withheld provision

	September 30, 2020
	Book Value of	Market Value of	Total Return
Reinsurance Portfolio	Assets	Assets	Swap Value
Ironbound	$100,442,130	$96,516,241	$3,925,889
SDA	21,072,864	20,495,383	577,481
US Alliance	36,801,442	36,616,705	184,737
SRC2	23,624,061	23,942,606	(318,545)
Total	$181,940,497	$177,570,935	$4,369,562